Investments Accounted for Using the Equity Method - Additional Information (Detail) $ in Thousands	Jun. 09, 2016	Dec. 31, 2018 CLP ($)	Sep. 14, 2016 USD ($)	Sep. 14, 2016 CLP ($)
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred		$ 0
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred		$ 0
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired	100.00%
Enel Generacin Chile S.A. [Member] | Enags Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred			$ 197,365,113	$ 132,820,800,000
Enel Generacin Chile S.A. [Member] | Enags Chile S.p.A. [Member] | GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired	20.00%